Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of products and services [line items]
Assets and liabilities held at fair value
	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.18	£m	£m	£m	£m
Trading portfolio assets	55,851	56,862	3,841	116,554
Financial assets at fair value through the income statement	5,497	133,267	3,679	142,443
Derivative financial instruments	4,374	219,562	5,066	229,002
Financial assets at fair value through other comprehensive income	23,305	29,892	105	53,302
Investment property	-	-	11	11
Total assets	89,027	439,583	12,702	541,312

Trading portfolio liabilities	(25,047)	(20,918)	-	(45,965)
Financial liabilities designated at fair value	-	(212,056)	(337)	(212,393)
Derivative financial instruments	(3,863)	(215,933)	(5,293)	(225,089)
Total liabilities	(28,910)	(448,907)	(5,630)	(483,447)

As at 31.12.17
Trading portfolio assets	63,925	47,853	1,977	113,755
Financial assets at fair value through the income statement	4,347	104,188	7,747	116,282
Derivative financial assets	3,786	228,867	5,334	237,987
Available for sale investments	22,841	30,618	395	53,854
Investment property	-	-	116	116
Assets included in disposal groups classified as held for sale	-	-	29	29
Total assets	94,899	411,526	15,598	522,023

Trading portfolio liabilities	(20,905)	(16,443)	(4)	(37,352)
Financial liabilities designated at fair value	-	(173,238)	(480)	(173,718)
Derivative financial liabilities	(3,631)	(229,517)	(5,197)	(238,345)
Total liabilities	(24,536)	(419,198)	(5,681)	(449,415)

Analysis of movements in Level 3 assets and liabilities
Level 3 movement analysis
		Purchases	Sales[2]	Issues	Settlements	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in other comprehensive income	Transfers		As at 30.06.18
	As at 01.01.18[1]					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	49	11	-	-	-	-	-	-	-	(35)	25
Corporate debt	871	35	(17)	-	(23)	6	-	-	15	(6)	881
Non-asset backed loans	166	2,239	(239)	-	-	2	-	-	11	(6)	2,173
Asset backed securities	627	100	(99)	-	-	(11)	-	-	5	(30)	592
Equity cash products	68	-	(7)	-	-	35	-	-	75	(52)	119
Other	196	4	(4)	-	(10)	(21)	-	-	24	(138)	51
Trading portfolio assets	1,977	2,389	(366)	-	(33)	11	-	-	130	(267)	3,841

Non-asset backed loans	6,073	16	(4,432)	-	(238)	4	-	-	-	(4)	1,419
Equity cash products	8	11	-	-	-	-	-	-	-	-	19
Private equity investments	688	295	(37)	-	-	-	53	-	-	(14)	985
Other	750	2,359	(1,967)	-	-	4	110	-	-	-	1,256
Financial assets at fair value through the income statement	7,519	2,681	(6,436)	-	(238)	8	163	-	-	(18)	3,679

Equity cash products	36	-	(17)	-	-	-	-	-	-	(18)	1
Private equity investments	129	-	(12)	-	-	-	-	-	-	(14)	103
Other	40	-	(39)	-	-	-	-	-	-	-	1
Financial assets at fair value through other comprehensive income	205	-	(68)	-	-	-	-	-	-	(32)	105

Investment property	116	-	(104)	-	(5)	-	4	-	-	-	11

Trading portfolio liabilities	(4)	-	2	-	-	-	-	-	2	-	-

Certificates of deposit,commercial paper and othermoney market instruments	(250)	-	202	-	-	-	-	-	-	-	(48)
Issued debt	(214)	-	-	(4)	4	19	-	-	(219)	125	(289)
Other	(16)	-	16	-	2	-	(2)	-	-	-	-
Financial liabilitiesdesignated at fair value	(480)	-	218	(4)	6	19	(2)	-	(219)	125	(337)

Interest rate derivatives	(150)	-	-	-	96	(46)	-	-	(343)	58	(385)
Foreign exchange derivatives	37	-	-	-	(17)	(30)	-	-	8	(18)	(20)
Credit derivatives	1,146	2	3	-	(15)	(210)	-	-	1	(2)	925
Equity derivatives	(896)	22	(431)	-	221	129	-	-	33	175	(747)
Commodity derivatives	-	-	-	-	-	-	-	-	-	-	-
Net derivative financial instruments[3]	137	24	(428)	-	285	(157)	-	-	(301)	213	(227)

Total	9,470	5,094	(7,182)	(4)	15	(119)	165	-	(388)	21	7,072

Net assets held for sale measured at fair value on non-recurring basis											-
Total	9,470	5,094	(7,182)	(4)	15	(119)	165	-	(388)	21	7,072

  Balances as at 1 January 2018 include the IFRS 9 transition impact. Balances as at 31 December 2017 have been presented on an IAS 39 basis.
  On 1 April 2018, £4.4bn of non-asset backed loans were transferred as part of the disposal of the UK banking business.
  Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £5,066m and derivative financial liabilities were £5,293m.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle-ments	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in other comprehensive income	Transfers		As at 30.06.17
	As at 01.01.17					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	3	37	-	-	-	-	-	-	-	-	40
Corporate debt	969	56	(71)	-	(2)	14	-	-	27	(30)	963
Non-asset backed loans	151	369	(87)	-	(21)	(2)	-	-	-	(7)	403
Asset backed securities	515	46	(69)	-	(9)	3	-	-	-	-	486
Equity cash products	77	32	(7)	-	-	(13)	-	-	2	-	91
Other	350	2	(40)	-	(24)	(7)	-	-	11	(30)	262
Trading portfolio assets	2,065	542	(274)	-	(56)	(5)	-	-	40	(67)	2,245

Non-asset backed loans	8,616	-	-	-	(1,706)	79	-	-	-	-	6,989
Private equity investments	562	31	(106)	-	-	(3)	36	-	28	(58)	490
Other	769	2,013	(1,265)	-	(59)	24	100	-	-	-	1,582
Financial assets at fair value through the income statement	9,947	2,044	(1,371)	-	(1,765)	100	136	-	28	(58)	9,061

Equity cash products	73	-	-	-	-	-	2	1	6	(42)	40
Private equity investments	294	-	(45)	-	-	-	(2)	23	34	-	304
Other	5	-	(1)	-	(1)	-	-	1	-	-	4
Available for sale investments	372	-	(46)	-	(1)	-	-	25	40	(42)	348

Investment property	81	62	-	-	-	-	(2)	-	-	-	141

Trading portfolio liabilities	(7)	-	(4)	-	1	-	-	-	-	-	(10)

Certificates of deposit, commercial paper and other money market instruments	(319)	-	-	-	-	-	1	-	(31)	92	(257)
Issued debt	(298)	-	-	-	71	-	-	-	-	-	(227)
Other	(223)	-	-	-	27	-	(3)	-	-	-	(199)
Financial liabilities designated at fair value	(840)	-	-	-	98	-	(2)	-	(31)	92	(683)

Interest rate derivatives	899	27	12	-	15	(130)	-	-	419	(202)	1,040
Foreign exchange derivatives	81	-	-	-	(16)	2	5	-	(3)	(54)	15
Credit derivatives	1,370	-	3	-	(19)	(263)	-	-	(71)	-	1,020
Equity derivatives	(970)	67	(222)	-	11	78	-	-	(45)	(1)	(1,082)
Commodity derivatives	(5)	-	-	-	-	3	-	-	-	7	5
Net derivative financial instruments[1]	1,375	94	(207)	-	(9)	(310)	5	-	300	(250)	998

Assets and liabilities held for sale	574	-	(574)	-	-	-	-	-	-	-	-
Total	13,567	2,742	(2,476)	-	(1,732)	(215)	137	25	377	(325)	12,100

Net liabilities held for sale measured at fair value on non-recurring basis											(1,339)
Total											10,761

Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £7,872m and derivative financial liabilities were £6,874m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
	Income statement		Other comprehensive income	Total
	Trading income	Other income
Half year ended 30.06.18	£m	£m	£m	£m
Trading portfolio assets	(3)	-	-	(3)
Financial assets at fair value through the income statement	7	116	-	123
Financial liabilities designated at fair value	18	-	-	18
Net derivative financial instruments	(155)	-	-	(155)
Total	(133)	116	-	(17)

Half year ended 30.06.17
Trading portfolio assets	(25)	-	-	(25)
Financial assets at fair value through the income statement	73	102	-	175
Available for sale investments	-	-	25	25
Financial liabilities designated at fair value	45	(2)	-	43
Net derivative financial instruments	(305)	-	-	(305)
Total	(212)	100	25	(87)

Sensitivity analysis of valuations using unobservable inputs
Sensitivity analysis of valuations using unobservable inputs
	Favourable changes		Unfavourable changes
	Incomestatement	Equity	Incomestatement	Equity
As at 30.06.18	£m	£m	£m	£m
Interest rate derivatives	94	-	(144)	-
Foreign exchange derivatives	9	-	(14)	-
Credit derivatives	132	-	(78)	-
Equity derivatives	96	-	(97)	-
Commodity derivatives	1	-	(1)	-
Corporate debt	4	-	(4)	-
Non-asset backed loans	88	-	(207)	-
Asset backed securities	-	-	-	-
Equity cash products	93	-	(166)	-
Private equity investments	157	-	(172)	-
Other[1]	2	-	(2)	-
Total	676	-	(885)	-

As at 31.12.17
Interest rate derivatives	114	-	(138)	-
Foreign exchange derivatives	6	-	(6)	-
Credit derivatives	106	-	(79)	-
Equity derivatives	99	-	(99)	-
Commodity derivatives	3	-	(3)	-
Corporate debt	4	-	(3)	-
Non-asset backed loans	243	-	(468)	-
Asset backed securities	1	-	-	-
Equity cash products	12	24	(8)	(24)
Private equity investments	133	13	(138)	(13)
Other[1]	5	-	(5)	-
Total	726	37	(947)	(37)

Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property.

Fair value adjustments
	As at	As at
	30.06.18	31.12.17
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(397)	(391)
Uncollateralised derivative funding	(38)	(45)
Derivative credit valuation adjustments	(123)	(103)
Derivative debit valuation adjustments	184	131

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
	As at 30.06.18
	Carrying amount	Fair value
Financial assets	£m	£m
Cash collateral and settlement balances	91,549	91,549
Loans and advances at amortised cost
-Home loans	13,282	12,352
-Credit cards, unsecured loans and other retail lending	29,298	31,306
-Finance lease receivables	3,120	3,222
-Corporate loans	89,120	88,199
Reverse repurchase agreements and other similar secured lending	533	533
Assets included in disposal groups classified as held for sale[1]	1,658	1,658

Financial liabilities
Deposits at amortised cost
-Banks	(39,685)	(39,685)
-Current and demand accounts	(71,876)	(71,876)
-Savings accounts	(27,681)	(27,697)
-Other time deposits	(54,748)	(54,748)
Cash collateral and settlement balances	(85,448)	(85,448)
Repurchase agreements and other similar secured borrowing	(8,645)	(8,645)
Debt securities in issue	(57,905)	(58,342)
Subordinated liabilities	(17,190)	(18,251)
Liabilities included in disposal groups classified as held for sale[1]	(1,660)	(1,660)

	As at 31.12.17
	Carrying amount	Fair value
Financial assets	£m	£m
Cash collateral and settlement balances	77,172	77,172
Loans and advances at amortised cost
-Home loans	147,002	145,262
-Credit cards, unsecured loans and other retail lending	55,767	55,106
-Finance lease receivables	2,854	2,964
-Corporate loans[2]	124,076	122,209
Reverse repurchase agreements and other similar secured lending	12,546	12,546
Assets included in disposal groups classified as held for sale	1,164	1,195

Financial liabilities
Deposits at amortised cost
-Banks	(12,336)	(12,341)
-Current and demand accounts	(146,255)	(146,232)
-Savings accounts	(134,339)	(134,369)
-Other time deposits	(106,259)	(106,325)
Cash collateral and settlement balances	(68,143)	(68,143)
Repurchase agreements and other similar secured borrowing	(40,338)	(40,338)
Debt securities in issue	(69,386)	(70,824)
Subordinated liabilities	(24,193)	(25,451)
Liabilities included in disposal groups classified as held for sale	-	-

  For disposal groups measured at carrying amount, items at amortised cost are included above. Non-financial assets (£0.1bn) and liabilities (£0.1bn) within disposal groups measured at carrying amount are excluded from these disclosures.
  Corporate loans as at 31 December 2017 include a Held to maturity balance of £5.1bn

By Product type [Member]
Disclosure of products and services [line items]
Assets and liabilities held at fair value
	Assets			Liabilities
	Valuation technique using			Valuation technique using
	Quotedmarket prices(Level 1)	Observableinputs(Level 2)	Significantunobservableinputs(Level 3)	Quotedmarket prices(Level 1)	Observableinputs(Level 2)	Significantunobservableinputs(Level 3)
As at 30.06.18	£m	£m	£m	£m	£m	£m
Interest rate derivatives	-	126,010	2,362	-	(119,337)	(2,747)
Foreign exchange derivatives	-	71,828	126	-	(70,392)	(146)
Credit derivatives	-	9,470	1,151	-	(9,332)	(226)
Equity derivatives	4,374	10,496	1,425	(3,863)	(15,138)	(2,172)
Commodity derivatives	-	1,758	2	-	(1,734)	(2)
Government and government sponsored debt	43,762	54,729	25	(9,721)	(15,792)	-
Corporate debt	-	13,971	881	-	(5,681)	-
Certificates of deposit, commercial paper and other money market instruments	-	12,933	-	-	(32,709)	(48)
Reverse repurchase and repurchase agreements	-	118,263	-	-	(137,315)	-
Non-asset backed loans	-	9,990	3,592	-	-	-
Asset backed securities	-	2,108	592	-	(216)	-
Issued debt	-	-	-	-	(40,993)	(289)
Equity cash products	40,882	7,115	139	(15,326)	(110)	-
Private equity investments	9	-	1,088	-	-	-
Other[1]	-	912	1,319	-	(158)	-
Total	89,027	439,583	12,702	(28,910)	(448,907)	(5,630)

As at 31.12.17
Interest rate derivatives	-	150,325	2,718	-	(143,890)	(2,867)
Foreign exchange derivatives	-	54,907	160	-	(53,346)	(124)
Credit derivatives	-	11,357	1,386	-	(11,312)	(240)
Equity derivatives	3,786	9,848	1,064	(3,631)	(18,527)	(1,961)
Commodity derivatives	-	2,430	6	-	(2,442)	(5)
Government and government sponsored debt	34,782	49,853	49	(13,079)	(13,116)	-
Corporate debt	-	15,098	871	-	(3,580)	(4)
Certificates of deposit, commercial paper and other money market instruments	-	1,491	-	-	(7,377)	(250)
Reverse repurchase and repurchase agreements	-	100,038	-	-	(126,691)	-
Non-asset backed loans	-	5,710	6,657	-	-	-
Asset backed securities	-	1,837	626	-	(221)	-
Issued debt	-	-	-	-	(38,177)	(214)
Equity cash products	56,323	7,733	112	(7,826)	(388)	-
Private equity investments	8	1	817	-	-	(16)
Assets and liabilities held for sale	-	-	29	-	-	-
Other[1]	-	898	1,103	-	(131)	-
Total	94,899	411,526	15,598	(24,536)	(419,198)	(5,681)

  Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property.